REDEEMABLE NONCONTROLLING INTEREST (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2020 shares	Jul. 31, 2020 RUB (₽)	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value			₽ 869		₽ 3,167		$ 11.7	$ 42.6	₽ 14,246
Exchange of noncontrolling interests					2,889
Redeemable Noncontrolling Interest, Increase from Acquisition		₽ 493			493
Purchase of redeemable noncontrolling interests			1,921	$ 25.8	9,793
Dividend paid to redeemable noncontrolling interest | $				$ 0.0		$ 0.0
Business combinations
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value					497
Business Unit Equity Awards
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value			₽ 869		2,455		$ 11.7
Equity Awards Exchanged | shares	201,395
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			200,000	200,000
Additional recognized immediately upon modification due to exchange					627
Restricted Stock [Member]
REDEEMABLE NONCONTROLLING INTEREST
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	838,463
Senior employees
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value					₽ 215